Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Core Funds
Entity Central Index Key	0001669626
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000192839
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Debt Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 682,611,408
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	7.00%
C000215652
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Equity Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 554,194,792
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	36.00%
C000195231
Shareholder Report [Line Items]
Fund Name	Thrivent Core International Equity Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 635,595,316
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	46.00%
C000198634
Shareholder Report [Line Items]
Fund Name	Thrivent Core Low Volatility Equity Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Low Volatility Equity Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 26,431,657
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	15.00%
C000241075
Shareholder Report [Line Items]
Fund Name	Thrivent Core Mid Cap Value Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Mid Cap Value Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 437,374,699
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	29.00%
C000171473
Shareholder Report [Line Items]
Fund Name	Thrivent Core Short-Term Reserve Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
AssetsNet	$ 3,387,123,955
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	41.00%
C000234237
Shareholder Report [Line Items]
Fund Name	Thrivent Core Small Cap Value Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 306,966,565
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	25.00%